Leases - Schedule of Maturity Analysis of the Annual Undiscounted Cash Flows to Be Received (Details)	Dec. 31, 2024 USD ($)
Schedule of Maturity Analysis of the Annual Undiscounted Cash Flows to Be Received [Abstract]
2025	$ 974,622
2026	979,145
2027	1,008,506
2028	1,038,789
2029	1,069,994
Thereafter	3,158,279
Total	$ 8,229,335